Earnings per Share (Schedule of Earnings per Share, Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net comprehensive income/(loss)	$ (706)	$ 33,077
Dividends on series B preferred shares	(2,884)	(2,884)
Net comprehensive income/(loss) attributable to common stockholders	$ (3,590)	$ 30,193
Weighted average number of common shares, basic	112,818,414	98,489,613
Earnings/(loss) per share, basic	$ (0.03)	$ 0.31
Incremental shares	0	1,272,798
Weighted average number of common shares, diluted	112,818,414	99,762,411
Earnings/(loss) per share, diluted	$ (0.03)	$ 0.30